Financial risk management - Impact of hedge accounting in the primary financial statements (Details) £ in Millions	12 Months Ended
	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 GBP (£)	Mar. 31, 2020	Mar. 31, 2020 £ / $	Mar. 31, 2020 € / $	Mar. 31, 2020 £ / €	Mar. 31, 2019	Mar. 31, 2019 £ / $	Mar. 31, 2019 € / $	Mar. 31, 2019 £ / €	Apr. 01, 2018 GBP (£)	Mar. 31, 2018 GBP (£)	Mar. 31, 2017 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	£ (3,919)	£ (4,237)									£ (4,468)	£ (4,540)	£ (3,987)
Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	(50)	17									£ 76
Fair value hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) in respect of cost of hedging	5	(6)
Transferred to profit or loss in respect of cost of hedging	1	3
Closing foreign exchange rate | £ / $				1.64
Fair value hedges | Cost of hedging | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	2	(4)
Fair value hedges | Bottom of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate					1.13	1.19		1.64	1.13	1.19
Fair value hedges | Top of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate					1.17	1.24		1.65	1.16	1.24
Fair value hedges | GBP | Libor | Bottom of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis			0.30%				0.30%
Fair value hedges | GBP | Libor | Top of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis			4.08%				5.61%
Fair value hedges | USD | Libor | Bottom of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis			(0.44%)				(0.44%)
Fair value hedges | USD | Libor | Top of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis			1.15%				1.15%
Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) in respect of cash flow hedges	(143)	(206)
Net gains (losses) in respect of cost of hedging	(7)	(12)
Transferred to profit or loss in respect of cash flow hedges	14	166
Transferred to profit or loss in respect of cost of hedging	(1)	0
Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) in respect of cash flow hedges	(17)	(12)
Net gains (losses) in respect of cost of hedging	0	0
Transferred to profit or loss in respect of cash flow hedges	0	0
Transferred to profit or loss in respect of cost of hedging	0	0
Cash flow hedges | Cost of hedging | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	(8)	0
Cash flow hedges | Cost of hedging | Currency risk
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	0	0
Cash flow hedges | Bottom of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.30	1.13	1.10		1.52	1.13	1.14
Cash flow hedges | Bottom of range | Currency risk
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.24		1.04		1.29		1.07
Cash flow hedges | Top of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.66	1.14	1.24		1.66	1.14	1.24
Cash flow hedges | Top of range | Currency risk
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.41		1.30		1.41		1.32
Cash flow hedges | GBP | Bottom of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate			1.331%				1.795%
Cash flow hedges | GBP | Top of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate			5.85%				5.85%
Cash flow hedges | USD | Bottom of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate			1.103%				1.103%
Cash flow hedges | USD | Top of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate			3.864%				3.864%
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) in respect of cost of hedging	(30)	(90)
Transferred to profit or loss in respect of cost of hedging	(45)	39
Closing foreign exchange rate						1.14		1.49		1.15
Net investment hedges | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	(43)	32
Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate | £ / $				1.21
Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate | £ / $				1.49
Derivative assets - current | Fair value hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	1	17
Derivative assets - current | Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0	0
Derivative assets - current | Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	4	9
Derivative assets - current | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	9	0
Derivative assets - non-current | Fair value hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	247	168
Derivative assets - non-current | Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	106	78
Derivative assets - non-current | Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	8	23
Derivative assets - non-current | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0	0
Derivative liabilities - current | Fair value hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(1)	(9)
Derivative liabilities - current | Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(105)	(28)
Derivative liabilities - current | Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(8)	(3)
Derivative liabilities - current | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(82)	(43)
Derivative liabilities - non-current | Fair value hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(39)	(25)
Derivative liabilities - non-current | Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(264)	(134)
Derivative liabilities - non-current | Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(12)	(4)
Derivative liabilities - non-current | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	£ (19)	(249)
Change in presentation of spot foreign exchange rate movements on derivatives designated as cash flow hedges of foreign currency risk and interest rates | Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) in respect of cash flow hedges		(166)
Transferred to profit or loss in respect of cash flow hedges		£ 166